Dividends (Details) (USD $)	0 Months Ended		3 Months Ended
	Mar. 28, 2014	Feb. 18, 2014	Mar. 31, 2014 Restricted stock awards
Dividends
Purging Distribution		$ 1,050,000,000
Total cash limitation on purging distribution in cash		210,000,000
Common stock outstanding (in shares)		88,691,827
Percentage of stockholders who elected the cash distribution		54.30%
Percentage of stockholders who elected a stock distribution or made no election		45.70%
Cash dividend distributed per common share held by shareholders who elected cash distribution (in dollars per share)		$ 4.358049
Stock dividend distributed per common share held by shareholders who elected cash distribution		0.195747
Stock dividend distributed per common share held by shareholders who elected stock distribution		0.309784
Period of trading days taken for calculation of volume weighted average price		3 days
Volume weighted average price (in dollars per share)		$ 38.2162
Dividend paid			1,000,000
Shares issued in connection with dividend payment		22,000,000
Quarterly dividend declared (in dollars per share)		$ 0.52
Dividend paid	$ 58,000,000